Finance Lease (Tables)	12 Months Ended
Dec. 31, 2025
Finance Lease
Schedule of maturities of the finance lease liability

Maturities of the finance lease liability as December 31, 2025 are as follows:

(In thousands)
Due during the year ending December 31,
2026	$210
2027	210
2028	207
2029	185
2030	185
Thereafter	8,365
Total lease payments	$9,362
Interest	(6,404)
Lease Liability	$2,958